Vessels, Net - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cost
Property, Plant and Equipment [Line Items]
Balance	$ 1,024,531	$ 816,736
Additions	504,355	207,795
Disposals	(50,000)
Balance	1,478,886	1,024,531
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(83,793)	(42,112)
Additions	(53,501)	(41,681)
Disposals	11,539
Balance	(125,755)	(83,793)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	940,738	774,624
Additions	450,854	166,114
Disposals	(38,461)
Balance	$ 1,353,131	$ 940,738